Other Assets, Net - Summary of Analysis of Other Assets (Detail) $ in Thousands, $ in Millions		Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Current portion:
Advances to suppliers (different from PP&E and inventories)		$ 8,247,735		$ 7,474,932
Prepaid insurance		1,988,713		1,749,589
Other		328,974		227,731
Other current assets		10,565,422	$ 544	9,452,252
Non-current portion:
Recoverable taxes		9,363,682		11,689,094
Prepayments for the use of fiber optics		3,424,850		3,783,496
Judicial Deposits	[1]	16,309,977		14,583,504
Prepaid expenses		10,483,113		9,899,996
Total		$ 39,581,622		$ 39,956,090

[1]	Judicial deposits represent cash and cash equivalents pledged in order to fulfill the collateral requirements for tax contingencies mainly in Brazil. As of December 31, 2021 and 2022, the amount for these deposits is Ps. 14,583,504 and Ps. 16,309,977 respectively for Brazil. Based on its evaluation of the underlying contingencies, the Company believes that such amounts are recoverable. See Note 17 b).